Related Party Transactions - Principal Transactions and Amounts Due From/To China Tower (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [Line Items]
Additions of right-of-use assets	¥ 13,561	¥ 9,172
Interest expense on lease liabilities	1,566	1,607
China Tower [member]
Disclosure of transactions between related parties [Line Items]
Tower assets lease related expenses	10,746	10,543	¥ 16,063
Additions of right-of-use assets	3,645	3,735
Interest expense on lease liabilities	805	938
Provision of IT services	31	31	¥ 32
Accounts receivable	23	5
Prepayments and other current assets	138	192
Total amounts due from China Tower	161	197
Accounts payable	4,344	4,312
Accrued expenses and other payables	1,192	1,261
Contract liabilities	3	1
Lease liabilities	19,798	24,474
Total amounts due to China Tower	¥ 25,337	¥ 30,048